Maximum exposure to credit risk - assets at fair value (Detail) - Financial Assets At Fair Value [Member] - USD ($) $ in Billions		Dec. 31, 2018		Dec. 31, 2017
Total financial assets measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		$ 224.8		$ 207.4
Collateral
Cash collateral received		0.0		0.0
Collateralized by securities		37.3		14.1
Secured by real estate		0.0		0.0
Other collateral	[1]	0.1		0.0
Credit enhancements
Netting		110.8		102.8
Credit derivative contracts		0.0		0.0
Guarantees		0.0		0.0
Exposure to credit risk after collateral and credit enhancements		76.6		90.5
Financial assets at fair value held for trading - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[2],[3]	21.9		26.3
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[2],[3]	21.9		26.3
Derivative financial instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[4]	126.2		121.3
Collateral
Collateralized by securities	[4]	4.1		4.1
Credit enhancements
Netting	[4]	110.8		102.8
Exposure to credit risk after collateral and credit enhancements	[4]	11.4		14.4
Brokerage receivables
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		16.8
Collateral
Cash collateral received		0.0
Collateralized by securities		16.5
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.3
Financial assets at fair value not held for trading - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[5]	59.8		59.9
Collateral
Collateralized by securities	[5]	16.7		10.1
Other collateral	[1],[5]	0.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[5]	43.1		49.8
Total maximum exposure to credit risk not reflected on the balance sheet
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		13.3		9.6
Collateral
Cash collateral received		0.0		0.0
Collateralized by securities		8.1		0.0
Secured by real estate		0.0		0.0
Other collateral	[1]	2.4		3.9
Credit enhancements
Netting		0.0		0.0
Credit derivative contracts		0.2		1.0
Guarantees		0.4		0.2
Exposure to credit risk after collateral and credit enhancements		2.1		4.5
Guarantees
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		1.6	[6]	1.7	[7]
Credit enhancements
Guarantees	[6]	0.2
Exposure to credit risk after collateral and credit enhancements		1.4	[6]	1.7	[7]
Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[7]	3.5		8.0
Collateral
Other collateral	[1],[7]	2.4		3.9
Credit enhancements
Credit derivative contracts	[7]	0.2		1.0
Guarantees	[7]	0.1		0.2
Exposure to credit risk after collateral and credit enhancements	[7]	0.7		2.8
Forward starting transactions, reverse repurchase and securities borrowing agreements
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		8.1
Collateral
Collateralized by securities		8.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.0
UBS AG | Total financial assets measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		224.9		207.5
Collateral
Cash collateral received		0.0		0.0
Collateralized by securities		37.3		14.1
Secured by real estate		0.0		0.0
Other collateral	[1]	0.1		0.0
Credit enhancements
Netting		110.8		102.8
Credit derivative contracts		0.0		0.0
Guarantees		0.0		0.0
Exposure to credit risk after collateral and credit enhancements		76.7		90.6
UBS AG | Financial assets at fair value held for trading - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[2],[3]	22.0		26.4
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[2],[3]	22.0		26.4
UBS AG | Derivative financial instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[4]	126.2		121.3
Collateral
Collateralized by securities	[4]	4.1		4.1
Credit enhancements
Netting	[4]	110.8		102.8
Exposure to credit risk after collateral and credit enhancements	[4]	11.4		14.4
UBS AG | Brokerage receivables
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		16.8
Collateral
Cash collateral received		0.0
Collateralized by securities		16.5
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.3
UBS AG | Financial assets at fair value not held for trading - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[5]	59.8		59.9
Collateral
Collateralized by securities	[5]	16.7		10.1
Other collateral	[1],[5]	0.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[5]	43.1		49.8
UBS AG | Total maximum exposure to credit risk not reflected on the balance sheet
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		13.3		9.6
Collateral
Cash collateral received		0.0		0.0
Collateralized by securities		8.1		0.0
Secured by real estate		0.0		0.0
Other collateral	[1]	2.4		3.9
Credit enhancements
Netting		0.0		0.0
Credit derivative contracts		0.2		1.0
Guarantees		0.4		0.2
Exposure to credit risk after collateral and credit enhancements		2.1		4.5
UBS AG | Guarantees
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		1.6	[6]	1.7	[7]
Credit enhancements
Guarantees	[6]	0.2
Exposure to credit risk after collateral and credit enhancements		1.4	[6]	1.7	[7]
UBS AG | Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[7]	3.5		8.0
Collateral
Other collateral	[1],[7]	2.4		3.9
Credit enhancements
Credit derivative contracts	[7]	0.2		1.0
Guarantees	[7]	0.1		0.2
Exposure to credit risk after collateral and credit enhancements	[7]	0.7		$ 2.8
UBS AG | Forward starting transactions, reverse repurchase and securities borrowing agreements
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		8.1
Collateral
Collateralized by securities		8.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		$ 0.0

[1]	Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights
[2]	Does not include investment fund units.
[3]	These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered.
[4]	The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information.
[5]	Does not include debt instruments held for unit-linked investment contracts and investment fund units.
[6]	Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements.
[7]	Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements.